Share Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended								0 Months Ended		12 Months Ended								12 Months Ended									0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Dermot Entities USD ($)	Dec. 31, 2014 Dermot Entities CNY	Mar. 05, 2014 General and Administrative Expense USD ($)	Mar. 05, 2014 General and Administrative Expense CNY	Dec. 31, 2014 General and Administrative Expense USD ($)	Dec. 31, 2014 General and Administrative Expense CNY	Dec. 31, 2013 General and Administrative Expense CNY	Dec. 31, 2012 General and Administrative Expense CNY	Dec. 31, 2014 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2014 Restricted Stock Units (RSUs) CNY	Dec. 31, 2014 Performance Based Awards	Dec. 31, 2013 Performance Based Awards	Dec. 31, 2012 Performance Based Awards	Dec. 31, 2014 Performance Based Awards Option One	Dec. 31, 2014 Performance Based Awards Option Two	Dec. 31, 2014 Share-settled bonuses	Dec. 31, 2014 American Depository Shares	Dec. 31, 2013 American Depository Shares	Dec. 31, 2012 American Depository Shares	Mar. 05, 2014 American Depository Shares Managed Network Entities	Mar. 05, 2014 American Depository Shares Managed Network Entities Galaxy ENet Inc	Dec. 31, 2014 American Depository Shares Managed Network Entities Galaxy ENet Inc	Mar. 05, 2014 American Depository Shares Fully Vested Options Managed Network Entities	Jul. 16, 2010 2010 Plan	Dec. 31, 2014 2010 Plan USD ($)	Dec. 31, 2013 2010 Plan USD ($)	Dec. 31, 2012 2010 Plan USD ($)	Dec. 31, 2014 2010 Plan CNY	Dec. 31, 2013 2010 Plan CNY	Jul. 16, 2010 2010 Plan Maximum	Jul. 16, 2010 2010 Plan Maximum	Jul. 16, 2010 2010 Plan Minimum	May 29, 2014 2014 Plan	May 29, 2014 2014 Plan	May 29, 2014 2014 Plan Maximum	May 29, 2014 2014 Plan Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued																																							39,272,595			20,461,380
Share based compensation, option expiry period																																10 years									10 years
Share based compensation, option vesting period																																						4 years		3 years			4 years	3 years
Share based compensation arrangement by share based payment award maximum annual plan increase to number of shares available for grant																																									0.15
Share based compensation, option granted																					2,524,932
Share based compensation, RSUs granted															3,196,373				3,122,417	676,592	432,910			73,956,000
Performance review period																						1 year	4 years
Share based compensation, option outstanding																																	9,054,118	10,958,796
Share based compensation, aggregate intrinsic value																																	$ 20,450	$ 39,546		126,884	239,400
Share based compensation, fair value of option outstanding at grant date																																	10,211			63,356
Share based compensation, weighted average grant-date fair value of option																																	$ 0.00	$ 0.00	$ 1.49
Share based compensation, fair value of shares vested during the period																																	5,488	3,388	5,655
Aggregate intrinsic value of options exercise	15,517		24,355		4,487
Unrecognized share-based compensation cost															500			3,104
Unrecognized compensation costs, weighted-average recognition period															3 months 18 days
Aggregate fair value, unvested															55,851			346,533
Weighted-average grant-date fair value															$ 20.39	$ 14.22	$ 10.01
Total fair value vested															9,774	2,898	1,184
Unrecognized share-based compensation cost															59,028			366,245
Unrecognized compensation costs, weighted-average recognition period															2 years 6 months
Business acquisition, shares issued																									0	840,114	2,343,239		76,048	76,048	690,000
Stock issued during the period new issues																												613,952
Share based compensation expense	$ 37,671	233,735		67,769		67,632	$ 649	4,022	$ 18,890	117,207	$ 33,671	208,914	40,711	47,749